Award Timing Disclosure	12 Months Ended
May 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity grant practices
The Human Capital and Compensation Committee meets from time to time to consider and act with respect to equity compensation awards for the Company’s executive officers. As described above, the Committee typically approves annual stock awards at its July meeting. The Committee — or the Chief Executive Officer pursuant to authority delegated by the Committee — also grants stock awards to newly hired or newly promoted employees at other times during the year. The grant date is the date on which the Committee acts to approve the award, unless the Committee establishes the grant date at a specified future date, such as following the release of material non-public information related to our quarterly earnings. For example, in Fiscal Year 2026, the annual stock awards, including stock options, were approved at the Committee’s regularly scheduled meeting in July to be granted at the end of the second full trading day (based on such closing stock price) following the release of our earnings for Fiscal Year 2025 and the filing of our Form 10-K. Board and Human Capital and Compensation Committee meetings are generally scheduled a year in advance. The Company does not time the granting of its equity compensation awards to affect the value of its executive compensation.
During Fiscal Year 2026, the Company did not grant stock options (or similar awards) to any named executive officer during any period beginning four business days before and ending one business day after the filing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Company Form 8-K that disclosed any material non-public information.

Award Timing Method	The Human Capital and Compensation Committee meets from time to time to consider and act with respect to equity compensation awards for the Company’s executive officers. As described above, the Committee typically approves annual stock awards at its July meeting. The Committee — or the Chief Executive Officer pursuant to authority delegated by the Committee — also grants stock awards to newly hired or newly promoted employees at other times during the year.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The grant date is the date on which the Committee acts to approve the award, unless the Committee establishes the grant date at a specified future date, such as following the release of material non-public information related to our quarterly earnings. For example, in Fiscal Year 2026, the annual stock awards, including stock options, were approved at the Committee’s regularly scheduled meeting in July to be granted at the end of the second full trading day (based on such closing stock price) following the release of our earnings for Fiscal Year 2025 and the filing of our Form 10-K. Board and Human Capital and Compensation Committee meetings are generally scheduled a year in advance. The Company does not time the granting of its equity compensation awards to affect the value of its executive compensation.
MNPI Disclosure Timed for Compensation Value	false